GPS FUNDS II
GuideMarkSM Global Real Return Fund
GuideMarkSM Opportunistic Fixed Income Fund
GuidePathSM Strategic Asset Allocation Fund
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
GuidePathSM Absolute Return Asset Allocation Fund
GuidePathSM Multi-Asset Income Asset Allocation Fund
GuidePathSM Fixed Income Allocation Fund
GuidePathSM Altegris® Diversified Alternatives Allocation Fund

SUPPLEMENT TO THE PROSPECTUSES
DATED JULY 31, 2014

The date of this Supplement is December 3, 2014

1.           Canyon Chan, CFA, no longer serves as a Portfolio Manager for the GuideMarkSM Opportunistic Fixed Income Fund. All references to Mr. Chan are deleted in their entirety from the Prospectuses.

2.           Michael Abelson, CFA, no longer serves as a Portfolio Manager for the GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuidePathSM Multi-Asset Income Asset Allocation Fund, and GuidePathSM Fixed Income Allocation Fund. All references to Mr. Abelson are deleted in their entirety from the Prospectuses.

3.           The information relating to Mr. Abelson in the Summary Section of the Prospectuses under “GuidePathSM Strategic Asset Allocation Fund,” “GuidePathSM Tactical ConstrainedSM Asset Allocation Fund,” “GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund,” “GuidePathSM Absolute Return Asset Allocation Fund,” “GuidePathSM Multi-Asset Income Asset Allocation Fund,” and “GuidePathSM Fixed Income Allocation Fund,” is deleted and replaced by the following:

Portfolio Manager	Title	Length of Service to the Fund
Jerry Chafkin	Chief Investment Officer	Since 2014

4.           The information relating to Mr. Abelson in the Management of the Funds section of the Prospectuses is deleted and replaced with the following:

Jerry Chafkin
Chief Investment Officer & Portfolio Manager
Mr. Chafkin serves as Chief Investment Officer of AssetMark, Inc, and Portfolio Manager for the GuidePathSM Strategic Asset

Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuidePathSM Multi-Asset Income Asset Allocation Fund, and GuidePathSM Fixed Income Allocation Fund. Previously, Mr. Chafkin was a portfolio manager and CEO at AlphaSimplex Group, a liquid alternative asset management specialist. He received a Bachelor's degree in Economics from Yale University and holds an MBA in Finance from Columbia University.

5.           Christopher Goolgasian, CPA, CFA, CAIA , no longer serves as a Portfolio Manager for the GuideMarkSM Global Real Return Fund. The information relating to Mr. Goolgasian in the Summary Section of the Prospectuses under “GuideMarkSM Global Real Return Fund” is deleted and replaced by the following:

Portfolio Manager	Position with SSgA FM	Length of Service to the Fund
Michael Martel	Vice President and Senior Portfolio Manager	Since 2014
John Gulino, CFA	Vice President and Portfolio Manager	Since 2014

6.           The information relating to Mr. Goolgasian in the Management of the Funds section of the Prospectuses is deleted and replaced with the following:

John Gulino, CFA
Vice President and Portfolio Manager
Mr. Gulino is a Vice President of State Street Global Advisors (SSgA) and a Portfolio Manager in SSgA’s US Portfolio Management - Investment Solutions Group (ISG). Prior to joining SSgA, Mr. Gulino spent six years with the Fidelity Investments Company. Mr. Gulino is also an adjunct instructor for the Executive Development Center at Bryant University. Mr. Gulino graduated from Bryant University with a Bachelor of Science in Business Administration with a concentration in Finance. He has earned the Chartered Financial Analyst designation and is a member of the CFA Institute and Boston Security Analyst Society.

Michael Martel
Vice President and Senior Portfolio Manager
Mr. Martel is a Vice President of State Street Global Advisors (SSgA) and a Senior Portfolio Manager in SSgA’s US Portfolio Management - Investment Solutions Group (ISG). Since joining SSgA in 1992 and the ISG in 1998, Mr. Martel has developed expertise in creating and managing multi-asset class solutions designed to meet broad investment challenges. Mr. Martel oversees the development of proprietary portfolio management systems and assists in ongoing research efforts. Prior to joining SSgA, Mr. Martel worked for the Mutual Funds Division of State Street Corporation. Mr. Martel holds a Bachelor of Arts degree in Economics from the College of the Holy Cross and Master degrees in both Finance and Business Administration from the Carroll School of Management at Boston College.

7.           Matthew Osborne no longer serves as a Portfolio Manager for the GuidePathSM Altegris® Diversified Alternatives Allocation Fund. The information relating to Mr. Osborne in the Summary Section of the Prospectuses under “GuidePathSM Altegris® Diversified Alternatives Allocation Fund” is deleted and replaced by the following:

Portfolio Manager	Position with Altegris	Length of Service to the Fund
Robert J. Murphy, CFA, FRM, CAIA	Senior Vice President and Deputy Chief Investment Officer	Since 2014
Lara Magnusen, CAIA	Portfolio Manager and Portfolio Strategist	Since 2014

8.           The information relating to Mr. Osborne in the Management of the Funds Section of the Prospectuses is deleted and replaced with the following:

Robert J. Murphy, CFA, FRM, CAIA
Senior Vice President and Deputy Chief Investment Officer
Mr. Murphy serves as Senior Vice President and Deputy Chief Investment Officer of Altegris.  Mr. Murphy is a member of the Altegris Investment Committee and oversees specific portfolio and risk management functions. Prior to joining Altegris, Mr. Murphy served as the Chief Investment Officer, Co-Portfolio Manager and Director of Risk for Hatteras Alternative Mutual Funds, a subsidiary of Hatteras Funds. Mr. Murphy received his BA and MBA degrees from the State University of New York at Albany. He has earned designations as a Chartered Financial Analyst (CFA®), Financial Risk Manager (FRM) and Chartered Alternative Investment Analyst (CAIA).

Lara Magnusen, CAIA
Portfolio Manager and Portfolio Strategist
Ms. Magnusen serves as a Portfolio Manager and Portfolio Strategist at Altegris, and is a member of the Investment Committee. Ms. Magnusen has held several positions with  Altegris including Director, Investment Products and Director, Research and Investments. Prior to joining Altegris, Ms. Magnusen served in investor relations and associate portfolio manager roles at Helix Investment Partners. Ms. Magnusen received a BA in Economics with a minor in Business Administration from the

University of California, Berkeley, an MBA from the Rady School of Management at the University of California, San Diego, and holds the designation of Chartered Alternative Investment Analyst (CAIA).

Please retain this Supplement with your Prospectuses for future reference.

GPS FUNDS II
GuideMarkSM Global Real Return Fund
GuideMarkSM Opportunistic Fixed Income Fund
GuidePathSM Strategic Asset Allocation Fund
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
GuidePathSM Absolute Return Asset Allocation Fund
GuidePathSM Multi-Asset Income Asset Allocation Fund
GuidePathSM Fixed Income Allocation Fund
GuidePathSM Altegris® Diversified Alternatives Allocation Fund

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2014

The date of this Supplement is December 3, 2014

1.           Canyon Chan, CFA, no longer serves as a Portfolio Manager for the GuideMarkSM Opportunistic Fixed Income Fund. All references to Mr. Chan are deleted in their entirety from the Statement of Additional Information.

2.           Michael Abelson, CFA, no longer serves as a Portfolio Manager for the GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuidePathSM Multi-Asset Income Asset Allocation Fund and GuidePathSM Fixed Income Allocation Fund.

3.           The information in the Investment Advisor and Sub-Advisors Section of the Statement of Additional Information under “Other Accounts Managed” is deleted and replaced with the following:

Jerry Chafkin, Zoë Brunson and Selwyn Crews are primarily responsible for managing the Strategic Asset Allocation Fund, Tactical ConstrainedSM Asset Allocation Fund, Tactical UnconstrainedSM Asset Allocation Fund, Absolute Return Asset Allocation Fund, Multi-Asset Income Asset Allocation Fund and Fixed Income Allocation Fund. As of March 31, 2014, Ms. Brunson and Mr. Crews did not manage any accounts other than the Funds listed above. As of the date of this Supplement, Mr. Chafkin did not manage any accounts other than the Funds listed above.

4.           The information relating to Mr. Abelson in the Investment Advisor and Sub-Advisors Section of the Statement of Additional Information under “Description of Potential Material Conflicts of Interest” is deleted and replaced by the following:

Fun Portfolio Manager	Dollar Range of Shares Owned
Strategic Asset Allocation Fund
Jerry Chafkin	None

Tactical ConstrainedSM Asset Allocation Fund
Jerry Chafkin	None

Tactical UnconstrainedSM Asset Allocation Fund
Jerry Chafkin	None

Absolute Return Asset Allocation Fund
Jerry Chafkin	None

Multi-Asset Income Asset Allocation Fund
Jerry Chafkin	None

Fixed Income Allocation Fund
Jerry Chafkin	None

5.           Christopher Goolgasian, CPA, CFA, CAIA , no longer serves as a Portfolio Manager for the GuideMarkSM Global Real Return Fund. All references to Mr. Goolgasian are deleted in their entirety from the Statement of Additional Information and replaced with Michael Martel and John Gulino, CFA.

6.           Matthew Osborne no longer serves as a Portfolio Manager for the GuidePathSM Altegris® Diversified Alternatives Allocation Fund. The information in the Investment Advisor and Sub-Advisors Section of the Statement of Additional Information under “Other Accounts Managed” is deleted and replaced with the following:

Robert J. Murphy, CFA, FRM, CAIA, and Lara Magnusen, CAIA, are responsible for managing the GuidePathSM Altegris® Diversified Alternatives Allocation Fund. As of November 13, 2014, Mr. Murphy and Lara Magnusen were not primarily responsible for the day-to-day management of the portfolio of any other account.

7.           The information in the Investment Advisors and Sub-Advisors Section of the Statement of Additional Information under “Portfolio Manager Compensation” is deleted and replaced with the following:

For services as Co-Portfolio Managers to the Fund, both Robert J. Murphy and Lara Magnusen receive a salary and a discretionary bonus from Altegris. Both Mr. Murphy and Ms. Magnusen also have an equity interest in a privately-held entity that directly or indirectly controls Altegris and its affiliates, and will receive compensation from that entity based upon the future profitability of Altegris and its affiliates.

8.           The following sentence in the Investment Advisor and Sub-Advisor Section of the Statement of Additional Information under “Description of Potential Material Conflicts of Interest” is deleted: “As of March, 31, 2014 the portfolio manager did not own any shares in the Fund.” It is replaced with the following information:

As of September 30, 2014, the portfolio managers did not own any shares in the Fund.

Please retain this Supplement with your Statement of Additional Information for future reference.